Mineral Property Interest	12 Months Ended
Dec. 31, 2025
Mineral Property Interest [Abstract]
Mineral Property Interest [Text Block]

7. Mineral Property Interest

Canada
British Columbia
New Polaris
(Note 7(a)(i))
Acquisition Costs:
Balance, December 31, 2024	$3,921
Acquisition	12
Foreign currency translation adjustment	10
Balance, December 31, 2025	3,943

Deferred Exploration Expenditures:
Balance, December 31, 2024	27,379
Additions:
Exploration:
Assays and sampling	5
Community engagement and social	716
Drilling	48
Environmental	2,639
Feasibility	531
General, administrative, sundry	6
Metallurgy	28
Rental and storage	31
Royalties	7
Salaries	350
Transportation	25
Foreign currency translation adjustment	1,574
Balance December 31, 2025	33,339

Mineral property interest:
Balance, December 31, 2025	$37,282

Canada
British Columbia
New Polaris
(Note 7(a)(i))
Acquisition Costs:
Balance, December 31, 2023	$3,927
Acquisition	12
Foreign currency translation adjustment	(18)
Balance, December 31, 2024	3,921

Deferred Exploration Expenditures:
Balance, December 31, 2023	23,581
Additions:
Exploration:
Assays and sampling	60
Community and social	233
Drilling	1,183
Environmental	1,339
Feasibility	1,310
Field, camp, supplies	535
General, administrative, sundry	46
Local labour	175
Machinery and equipment	62
Metallurgy	38
Recovery of taxes	(133)
Rental and storage	61
Salaries	698
Transportation	597
Utilities	4
Foreign currency translation adjustment	(2,410)
Balance December 31, 2024	27,379

Mineral property interest:
Balance, December 31, 2024	$31,300

(a) Canada:

(i) New Polaris (British Columbia):

The New Polaris property, which is located in the Atlin Mining Division, British Columbia, is 100% owned by the Company subject to a 15% net profit interest which may be reduced to a 10% net profit interest within one year of commercial production by issuing 150,000 common shares. The Company is currently disputing the net profit interest. Acquisition costs at December 31, 2025 include a reclamation bond for $219,000 (2024 - $209,000).

(ii) Windfall Hills (British Columbia):

The Company owns 100% undivided interests in two adjacent gold properties (Uduk Lake and Dunn properties) located in British Columbia. The Uduk Lake properties are subject to a 1.5% NSR production royalty that can be purchased for CAD$1 million and another 3% NSR production royalty. The Dunn properties are subject to a 2% NSR royalty which can be reduced to 1% NSR royalty for $500,000. During the year ended December 31, 2023, the Company impaired the property to $ as the Company currently does not have any planned or budgeted expenditures for the property.

(b) United States:

(i) Fondaway Canyon (Nevada):

On March 20, 2017, the Company closed the Membership Interest Purchase Agreement with AIM (the "Membership Agreement") whereby the Company acquired 100% legal and beneficial interests in mineral properties located in Nevada, Idaho and Utah (USA) for a total cash purchase price of $2 million in cash and honouring pre-existing NSRs. Certain of the mineral properties are subject to royalties. For the Fondaway Canyon project, it bears both a 3% NSR and a 2% NSR. The 3% NSR has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought. A balance of $425,000 with a fair value of $183,000 was outstanding upon the closing of the Membership Agreement; a balance of $Nil remained payable as at December 31, 2023. The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million.

On October 16, 2019, the Company signed a binding Letter Agreement with Getchell Gold Corp. ("Getchell") which was later superseded by the Option Agreement for the Acquisition of Fondaway Canyon and Dixie Comstock Properties on January 3, 2020, whereby Getchell has an option for four years to acquire 100% of the Fondaway Canyon and Dixie Comstock properties located in Churchill County, Nevada (both subject to a 2% NSR) for $4 million in total compensation to the Company, comprised of $2 million in cash and $2 million in shares of Getchell. Payment terms by Getchell are as follows:

	Cash		US$ equivalent in
			Getchell Shares

At signing of agreement	$100	(received in 2020)	$100	(received in 2020 with fair value of $104,600)
1st anniversary	100	(received in 2020)	200	(received in 2020 with fair value of $208,400)
2nd anniversary	100	(received in 2021)	300	(received in 2021 with fair value of $259,000)
3rd anniversary	100	(received in 2022)	400	(received in 2022 with fair value of $376,000)
4th anniversary	1,600	(received in 2023)	1,000	(received in 2023 with fair value of $1,192,000)
	$2,000		$2,000

The option includes minimum annual work commitments of $1.45 million on the properties.  Getchell must also honor the pre-existing NSR and advance royalty commitments related to the properties, and grant the Company a 2% NSR on the Fondaway Canyon and Dixie Comstock properties of which half (1%) can be bought for $1 million per property.

On December 29, 2023, Getchell exercised the option to acquire the Fondaway Canyon and Dixie Comstock. The Company recorded a gain of $738,000 in the 2023 Consolidated statement of comprehensive loss.

(ii) Corral Canyon (Nevada):

In 2018, the Company staked various mining claims in Nevada, USA. During the year ended December 31, 2023, the Company impaired the property to $ as the Company currently does not have any planned or budgeted expenditures for the property.

(iii) Silver King (Nevada):

In October 2018, the Company entered into a property option agreement for its Silver King property with Brownstone Ventures (US) Inc. ("Brownstone"), a subsidiary of Nevada King Gold Corp, whereby Brownstone has an option to earn a 100% undivided interest by paying $240,000 in cash over a 10 year period with early option exercise payment of $120,000. The Company will retain a 2% NSR of which a 1% NSR can be acquired by Brownstone for $1 million. The Company received $12,000 cash in 2025 (2024 - $12,000) which was recognized as mineral property option income.

(iv) Lightning Tree (Idaho):

On September 10, 2020, the Company entered into an option agreement in the form of a definitive mineral property purchase agreement for its Lightning Tree property located in Lemhi County, Idaho, with Ophir Gold Corp. ("Ophir"), whereby Ophir shall acquire a 100% undivided interest in the property. In order to acquire the property, over a three-year period, Ophir shall pay to the Company a total of CAD$137,500 in cash over a three-year period and issue 2.5 million common shares and 2.5 million warrants over a two-year period, and shall incur aggregate exploration expenditures of at least $4 million over a three-year period. The Company will retain a 2.5% NSR of which a 1% NSR can be acquired by Ophir for CAD$1 million. If Ophir fails to file a NI 43-101 compliant resource on the Lightning Tree property within three years, the property will not be conveyed to Ophir. In August 2022, the Company received CAD$50,000 cash (2021 - CAD$25,000 cash).  In 2021, the Company received 1.25 million shares with a fair value of $159,600 and 1.25 million warrants with a fair value of $5,000, all of which were recognized as mineral property option income. In Q3 2023, the Company and Ophir mutually agreed to terminate the September 10, 2020 agreement, and the property was returned to the Company.

(v) Hot Springs Point (Nevada):

In July 2022, the Company entered into a Real Estate Purchase and Sale Agreement for the Hot Springs Point property located in Eureka County, Nevada, with a third party (the "Purchaser"), whereby the Purchaser acquired a 100% interest for $480,000 (received). The Purchaser also grants a 3% NSR to the Company. The entire amount received was recognized in 2022 in mineral property option income as a gain as Hot Springs book value on acquisition day by the Company was $nil; Hot Springs being incidental to the Fondaway Canyon property when they were acquired together.

These amounts may be reduced in the future as the Company determines which mineral property interests to continue to explore and which to abandon.

(d) Title to mineral property interests:

The Company has diligently investigated rights of ownership of all of its mineral property interests/ concessions and, to the best of its knowledge, all agreements relating to such ownership rights are in good standing. However, all properties and concessions may be subject to prior claims, agreements or transfers, and rights of ownership may be affected by undetected defects.

(e) Realization of assets:

The Company's investment in and expenditures on its mineral property interests comprise a significant portion of the Company's assets. Realization of the Company's investment in these assets is dependent on establishing legal ownership of the mineral properties, on the attainment of successful commercial production or from the proceeds of their disposal. The recoverability of the amounts shown for mineral property interests is dependent upon the existence of reserves, the ability of the Company to obtain necessary financing to complete the development of the properties, and upon future profitable production or proceeds from the disposition thereof.

(f) Environmental:

Environmental legislation is becoming increasingly stringent and costs and expenses of regulatory compliance are increasing. The impact of new and future environmental legislation of the Company's operation may cause additional expenses and restrictions.

If the restrictions adversely affect the scope of exploration and development on the mineral properties, the potential for production on the property may be diminished or negated.

The Company is subject to the laws and regulations relating to environmental matters in all jurisdictions in which it operates, including provisions relating to property reclamation, discharge of hazardous materials and other matters. The Company may also be held liable should environmental problems be discovered that were caused by former owners and operators of its current properties and former properties in which it has previously had an interest. The Company is not aware of any existing environmental problems related to any of its current or former mineral property interests that may result in material liability to the Company.